Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2018
Prospectus Date	rr_ProspectusDate	May 31, 2018
TD Global Low Volatility Equity Fund (First Prospectus Summary) | TD Global Low Volatility Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDLVX
TD Global Low Volatility Equity Fund (First Prospectus Summary) | TD Global Low Volatility Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGVX
Epoch U.S. Small-Mid Cap Equity Fund (First Prospectus Summary) | Epoch U.S. Small-Mid Cap Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDUSX
Epoch U.S. Small-Mid Cap Equity Fund (First Prospectus Summary) | Epoch U.S. Small-Mid Cap Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDUAX
TD 1- to 5-Year Corporate Bond Portfolio (Second Prospectus Summary) | TD 1- to 5-Year Corporate Bond Portfolio | TD 1- to 5-Year Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDFPX
TD 5- to 10-Year Corporate Bond Portfolio (Second Prospectus Summary) | TD 5- to 10-Year Corporate Bond Portfolio | TD 5- to 10-Year Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDFSX